Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000093288 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000093288 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093288 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093288 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093288 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093288 | Quanta Services, Inc.FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093288 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093288 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093288 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093288 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093288 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093288 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000093288 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000093288 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000093288 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000093288 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000093288 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000093288 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000093288 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000093288 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093288 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093288 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093288 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093289 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000093289 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093289 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093289 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093289 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093289 | Quanta Services, Inc.FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093289 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093289 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093289 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093289 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093289 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093289 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000093289 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000093289 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000093289 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000093289 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000093289 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000093289 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000093289 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000093289 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093289 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093289 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093289 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093290 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000093290 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093290 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093290 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093290 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093290 | Quanta Services, Inc.FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093290 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093290 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093290 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093290 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093290 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093290 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000093290 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000093290 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000093290 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000093290 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000093290 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000093290 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000093290 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000093290 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093290 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093290 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093290 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093291 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000093291 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093291 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093291 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093291 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093291 | Quanta Services, Inc.FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093291 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093291 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093291 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093291 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093291 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093291 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000093291 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000093291 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000093291 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000093291 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000093291 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000093291 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000093291 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000093291 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093291 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093291 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093291 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156757 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156757 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000156757 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156757 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156757 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156757 | Quanta Services, Inc.FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156757 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156757 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156757 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156757 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156757 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156757 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000156757 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000156757 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000156757 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000156757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000156757 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000156757 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156757 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156757 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156757 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156757 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156757 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241382 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241382 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241382 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241382 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000241382 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000241382 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000241382 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241382 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241382 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241382 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241382 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000241382 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000241382 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000241382 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000241382 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000241382 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000241382 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000241382 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241382 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241382 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241382 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241382 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241382 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241382 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171801 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171801 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171801 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171801 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000171801 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171801 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000171801 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171801 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171801 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171801 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171801 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000171801 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171801 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000171801 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000171801 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171801 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000171801 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000171801 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171801 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171801 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171801 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171801 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171801 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171801 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171799 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171799 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171799 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171799 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000171799 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171799 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000171799 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171799 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171799 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171799 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171799 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000171799 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171799 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000171799 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000171799 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171799 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000171799 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000171799 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171799 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171799 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171799 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171799 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171799 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171799 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171800 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171800 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171800 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171800 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000171800 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171800 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000171800 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171800 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171800 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171800 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171800 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000171800 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171800 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000171800 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000171800 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171800 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000171800 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000171800 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171800 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171800 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171800 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171800 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171800 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171800 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241383 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241383 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241383 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241383 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000241383 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000241383 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000241383 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241383 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241383 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241383 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241383 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000241383 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000241383 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000241383 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000241383 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000241383 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000241383 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000241383 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241383 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241383 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241383 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241383 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241383 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241383 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171804 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171804 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171804 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171804 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171804 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171804 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171804 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171804 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171804 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171804 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171804 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000171804 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171804 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171804 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171804 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000171804 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000171804 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000171804 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171804 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171804 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171804 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171804 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171804 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171804 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000171802 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171802 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171802 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171802 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171802 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171802 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171802 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171802 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171802 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171802 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171802 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000171802 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171802 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171802 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171802 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000171802 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000171802 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000171802 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171802 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171802 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171802 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171802 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171802 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171802 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000171803 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171803 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171803 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171803 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171803 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171803 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171803 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171803 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171803 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171803 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171803 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000171803 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171803 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171803 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171803 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000171803 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000171803 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000171803 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171803 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171803 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171803 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171803 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171803 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171803 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000228030 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228030 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228030 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228030 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228030 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228030 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228030 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228030 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228030 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228030 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228030 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000228030 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000228030 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000228030 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000228030 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000228030 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000228030 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000228030 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228030 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228030 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228030 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228030 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228030 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228030 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000171807 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171807 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171807 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171807 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171807 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171807 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171807 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171807 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171807 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171807 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171807 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000171807 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000171807 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000171807 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000171807 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000171807 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171807 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000171807 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171807 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171807 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171807 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171807 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171807 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171807 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171805 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171805 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171805 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171805 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171805 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171805 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171805 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171805 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171805 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171805 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171805 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000171805 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000171805 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000171805 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000171805 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000171805 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171805 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000171805 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171805 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171805 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171805 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171805 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171805 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171805 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171806 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171806 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171806 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171806 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171806 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171806 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171806 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171806 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171806 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171806 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171806 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000171806 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000171806 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000171806 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000171806 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000171806 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171806 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000171806 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171806 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171806 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171806 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171806 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171806 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171806 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241763 | JG Wentworth XLIII LLCFR_46650XAA1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241763 | U.S. Treasury BondsFR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241763 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241763 | JPMorgan Chase & Co. Fixed until 04/22/2040FR_46647PBM7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241763 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241763 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241763 | Oracle Corp.FR_68389XCK9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241763 | Bank of America Corp. Fixed until 02/06/2036FR_060505GR9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241763 | Virginia Electric & Power Co.FR_927804FG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241763 | AT&T, Inc.FR_00206RLJ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241763 | U.S. Government Obligations_FR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241763 | AAA_FR_46650XAA1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241763 | A_FR_532457CN6
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241763 | A_FR_00287YDW6
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000241763 | BBB_FR_045054AS2
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000241763 | BB_FR_221625AU0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241763 | B_FR_P7808BAB3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241763 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241763 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241763 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000241763 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241763 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241763 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241763 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241763 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241763 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241761 | JG Wentworth XLIII LLCFR_46650XAA1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241761 | U.S. Treasury BondsFR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241761 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241761 | JPMorgan Chase & Co. Fixed until 04/22/2040FR_46647PBM7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241761 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241761 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241761 | Oracle Corp.FR_68389XCK9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241761 | Bank of America Corp. Fixed until 02/06/2036FR_060505GR9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241761 | Virginia Electric & Power Co.FR_927804FG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241761 | AT&T, Inc.FR_00206RLJ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241761 | U.S. Government Obligations_FR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241761 | AAA_FR_46650XAA1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241761 | A_FR_532457CN6
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241761 | A_FR_00287YDW6
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000241761 | BBB_FR_045054AS2
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000241761 | BB_FR_221625AU0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241761 | B_FR_P7808BAB3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241761 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241761 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241761 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000241761 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241761 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241761 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241761 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241761 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241761 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000246912 | JG Wentworth XLIII LLCFR_46650XAA1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246912 | U.S. Treasury BondsFR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246912 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246912 | JPMorgan Chase & Co. Fixed until 04/22/2040FR_46647PBM7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246912 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246912 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246912 | Oracle Corp.FR_68389XCK9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246912 | Bank of America Corp. Fixed until 02/06/2036FR_060505GR9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246912 | Virginia Electric & Power Co.FR_927804FG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246912 | AT&T, Inc.FR_00206RLJ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246912 | U.S. Government Obligations_FR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000246912 | AAA_FR_46650XAA1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246912 | A_FR_532457CN6
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246912 | A_FR_00287YDW6
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000246912 | BBB_FR_045054AS2
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000246912 | BB_FR_221625AU0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246912 | B_FR_P7808BAB3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000246912 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246912 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000246912 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000246912 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246912 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246912 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000246912 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000246912 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000246912 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000132301 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000132301 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000132301 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000132301 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000132301 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132301 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000132301 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132301 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132301 | IDEXX Laboratories, Inc.FR_45168D104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132301 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132301 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132301 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000132301 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000132301 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000132301 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000132301 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000132301 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000132301 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132301 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000132301 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132301 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132301 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132302 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000132302 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000132302 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000132302 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000132302 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132302 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000132302 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132302 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132302 | IDEXX Laboratories, Inc.FR_45168D104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132302 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132302 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132302 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000132302 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000132302 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000132302 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000132302 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000132302 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000132302 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132302 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000132302 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132302 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132302 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132303 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000132303 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000132303 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000132303 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000132303 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132303 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000132303 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132303 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132303 | IDEXX Laboratories, Inc.FR_45168D104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132303 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132303 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132303 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000132303 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000132303 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000132303 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000132303 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000132303 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000132303 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132303 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000132303 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132303 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132303 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132304 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000132304 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000132304 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000132304 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000132304 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132304 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000132304 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132304 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132304 | IDEXX Laboratories, Inc.FR_45168D104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132304 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132304 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132304 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000132304 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000132304 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000132304 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000132304 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000132304 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000132304 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132304 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000132304 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132304 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132304 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171825 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000171825 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171825 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171825 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000171825 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171825 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171825 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171825 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171825 | IDEXX Laboratories, Inc.FR_45168D104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171825 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171825 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171825 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000171825 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000171825 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000171825 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000171825 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000171825 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171825 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000171825 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171825 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171825 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171823 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000171823 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171823 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171823 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000171823 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171823 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171823 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171823 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171823 | IDEXX Laboratories, Inc.FR_45168D104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171823 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171823 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171823 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000171823 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000171823 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000171823 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171823 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000171823 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000171823 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171823 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000171823 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171823 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171823 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171824 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000171824 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171824 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171824 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000171824 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171824 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171824 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171824 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171824 | IDEXX Laboratories, Inc.FR_45168D104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171824 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171824 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171824 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000171824 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000171824 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000171824 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171824 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000171824 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000171824 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171824 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000171824 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171824 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171824 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228028 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000228028 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228028 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000228028 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228028 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228028 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228028 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228028 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228028 | IDEXX Laboratories, Inc.FR_45168D104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228028 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228028 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000228028 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000228028 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000228028 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000228028 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228028 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000228028 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000228028 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228028 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228028 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228028 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228028 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140993 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140993 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140993 | U-Haul Holding Co.FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140993 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140993 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140993 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140993 | Crown Castle, Inc.FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140993 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140993 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140993 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140993 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000140993 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000140993 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000140993 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000140993 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000140993 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140993 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000140993 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000140993 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000140993 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000140993 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000140993 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000140993 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000140993 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000140994 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140994 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140994 | U-Haul Holding Co.FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140994 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140994 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140994 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140994 | Crown Castle, Inc.FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140994 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140994 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140994 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140994 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000140994 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000140994 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000140994 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000140994 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000140994 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140994 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000140994 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000140994 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000140994 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000140994 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000140994 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000140994 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000140994 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000140995 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140995 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140995 | U-Haul Holding Co.FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140995 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140995 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140995 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140995 | Crown Castle, Inc.FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140995 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140995 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140995 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140995 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000140995 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000140995 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000140995 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000140995 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000140995 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140995 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000140995 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000140995 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000140995 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000140995 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000140995 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000140995 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000140995 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000140996 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140996 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140996 | U-Haul Holding Co.FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140996 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140996 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140996 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140996 | Crown Castle, Inc.FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140996 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140996 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140996 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140996 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000140996 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000140996 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000140996 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000140996 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000140996 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140996 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000140996 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000140996 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000140996 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000140996 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000140996 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000140996 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000140996 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171834 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171834 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171834 | U-Haul Holding Co.FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171834 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171834 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171834 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171834 | Crown Castle, Inc.FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171834 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171834 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171834 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171834 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000171834 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000171834 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171834 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000171834 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171834 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171834 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171834 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171834 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171834 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000171834 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000171834 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171834 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171834 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171832 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171832 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171832 | U-Haul Holding Co.FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171832 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171832 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171832 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171832 | Crown Castle, Inc.FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171832 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171832 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171832 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171832 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000171832 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000171832 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171832 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000171832 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171832 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171832 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171832 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171832 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171832 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000171832 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000171832 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171832 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171832 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171833 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171833 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171833 | U-Haul Holding Co.FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171833 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171833 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171833 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171833 | Crown Castle, Inc.FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171833 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171833 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171833 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171833 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000171833 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000171833 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171833 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000171833 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171833 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171833 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171833 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171833 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171833 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000171833 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000171833 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171833 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171833 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000172163 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172163 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172163 | U-Haul Holding Co.FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172163 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172163 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172163 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172163 | Crown Castle, Inc.FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172163 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172163 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172163 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172163 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000172163 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000172163 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000172163 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000172163 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000172163 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000172163 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000172163 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000172163 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000172163 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000172163 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000172163 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000172163 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000172163 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137932 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137932 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137932 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137932 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137932 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137932 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137932 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137932 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137932 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000137932 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137932 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137932 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137932 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000137932 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000137932 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000137932 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000137933 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137933 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137933 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137933 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137933 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137933 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137933 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137933 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137933 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000137933 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137933 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137933 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137933 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000137933 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000137933 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000137933 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000137934 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137934 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137934 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137934 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137934 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137934 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137934 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137934 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137934 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000137934 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137934 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137934 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137934 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000137934 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000137934 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000137934 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000137935 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137935 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137935 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137935 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137935 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137935 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137935 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137935 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137935 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000137935 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137935 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137935 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137935 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000137935 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000137935 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000137935 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021228 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021228 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021228 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021228 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021228 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021228 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021228 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021228 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021228 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021228 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021228 | U.S. Government Obligations_FR_912810TT5
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000021228 | AAA_FR_64829VAA4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021228 | AA_FR_29446MAP7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021228 | A_FR_716973AF9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021228 | BBB_FR_05526DBF1
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021228 | BB_FR_81728UAA2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021228 | _FR_30303MAH5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021228 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021228 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021228 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000021228 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021228 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021228 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021228 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021228 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000021228 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000021228 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021228 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021228 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021230 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021230 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021230 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021230 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021230 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021230 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021230 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021230 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021230 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021230 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021230 | U.S. Government Obligations_FR_912810TT5
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000021230 | AAA_FR_64829VAA4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021230 | AA_FR_29446MAP7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021230 | A_FR_716973AF9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021230 | BBB_FR_05526DBF1
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021230 | BB_FR_81728UAA2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021230 | _FR_30303MAH5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021230 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021230 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021230 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000021230 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021230 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021230 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021230 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021230 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000021230 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000021230 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021230 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021230 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081953 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081953 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081953 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000081953 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081953 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000081953 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081953 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081953 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081953 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081953 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081953 | U.S. Government Obligations_FR_912810TT5
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000081953 | AAA_FR_64829VAA4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000081953 | AA_FR_29446MAP7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081953 | A_FR_716973AF9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000081953 | BBB_FR_05526DBF1
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000081953 | BB_FR_81728UAA2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081953 | _FR_30303MAH5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081953 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081953 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081953 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000081953 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000081953 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081953 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081953 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000081953 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000081953 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000081953 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000081953 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081953 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234683 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234683 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234683 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000234683 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234683 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234683 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234683 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234683 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000234683 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234683 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234683 | U.S. Government Obligations_FR_912810TT5
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000234683 | AAA_FR_64829VAA4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234683 | AA_FR_29446MAP7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000234683 | A_FR_716973AF9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234683 | BBB_FR_05526DBF1
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234683 | BB_FR_81728UAA2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234683 | _FR_30303MAH5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234683 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234683 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234683 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000234683 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000234683 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234683 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234683 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000234683 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000234683 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000234683 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000234683 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234683 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156741 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156741 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156741 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156741 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156741 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156741 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156741 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156741 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156741 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156741 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156741 | U.S. Government Obligations_FR_912810TT5
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000156741 | AAA_FR_64829VAA4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000156741 | AA_FR_29446MAP7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156741 | A_FR_716973AF9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156741 | BBB_FR_05526DBF1
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000156741 | BB_FR_81728UAA2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156741 | _FR_30303MAH5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156741 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156741 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156741 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000156741 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000156741 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156741 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156741 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000156741 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000156741 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000156741 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000156741 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156741 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000054268 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000054268 | U.S. Treasury NotesFR_91282CLK5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000054268 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000054268 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000054268 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054268 | Citigroup, Inc.FR_172967LW9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054268 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054268 | U.S. Bank NAFR_90331HPS6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000054268 | Avolon Holdings Funding Ltd.FR_05401AAS0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000054268 | Santander U.K. Group Holdings PLCFR_80281LAX3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000054268 | U.S. Government Obligations_FR_3137BUX60
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000054268 | _FR_67123HAA1
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000054268 | _FR_023135DB9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000054268 | A_FR_26884TAV4
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000054268 | BBB_FR_12803RAA2
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000054268 | BB_FR_428291AQ1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000054268 | B_FR_12564NAJ1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000054268 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000054268 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000054268 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000054268 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000054268 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000054268 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000054268 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000054268 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000054268 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000054269 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000054269 | U.S. Treasury NotesFR_91282CLK5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000054269 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000054269 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000054269 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054269 | Citigroup, Inc.FR_172967LW9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054269 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054269 | U.S. Bank NAFR_90331HPS6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000054269 | Avolon Holdings Funding Ltd.FR_05401AAS0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000054269 | Santander U.K. Group Holdings PLCFR_80281LAX3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000054269 | U.S. Government Obligations_FR_3137BUX60
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000054269 | _FR_67123HAA1
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000054269 | _FR_023135DB9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000054269 | A_FR_26884TAV4
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000054269 | BBB_FR_12803RAA2
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000054269 | BB_FR_428291AQ1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000054269 | B_FR_12564NAJ1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000054269 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000054269 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000054269 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000054269 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000054269 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000054269 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000054269 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000054269 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000054269 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000081831 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081831 | U.S. Treasury NotesFR_91282CLK5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081831 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081831 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081831 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081831 | Citigroup, Inc.FR_172967LW9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081831 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081831 | U.S. Bank NAFR_90331HPS6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081831 | Avolon Holdings Funding Ltd.FR_05401AAS0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081831 | Santander U.K. Group Holdings PLCFR_80281LAX3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081831 | U.S. Government Obligations_FR_3137BUX60
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000081831 | _FR_67123HAA1
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000081831 | _FR_023135DB9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000081831 | A_FR_26884TAV4
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000081831 | BBB_FR_12803RAA2
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000081831 | BB_FR_428291AQ1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081831 | B_FR_12564NAJ1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081831 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081831 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081831 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081831 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000081831 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000081831 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000081831 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081831 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081831 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021256 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021256 | U.S. Treasury NotesFR_91282CLK5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021256 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021256 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021256 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021256 | Citigroup, Inc.FR_172967LW9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021256 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021256 | U.S. Bank NAFR_90331HPS6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021256 | Avolon Holdings Funding Ltd.FR_05401AAS0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021256 | Santander U.K. Group Holdings PLCFR_80281LAX3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021256 | U.S. Government Obligations_FR_3137BUX60
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021256 | _FR_67123HAA1
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000021256 | _FR_023135DB9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021256 | A_FR_26884TAV4
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000021256 | BBB_FR_12803RAA2
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000021256 | BB_FR_428291AQ1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021256 | B_FR_12564NAJ1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021256 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021256 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021256 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021256 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000021256 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021256 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000021256 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021256 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021256 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000237766 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237766 | U.S. Treasury NotesFR_91282CLK5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237766 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237766 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237766 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237766 | Citigroup, Inc.FR_172967LW9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237766 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237766 | U.S. Bank NAFR_90331HPS6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237766 | Avolon Holdings Funding Ltd.FR_05401AAS0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237766 | Santander U.K. Group Holdings PLCFR_80281LAX3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237766 | U.S. Government Obligations_FR_3137BUX60
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237766 | _FR_67123HAA1
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000237766 | _FR_023135DB9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237766 | A_FR_26884TAV4
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000237766 | BBB_FR_12803RAA2
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000237766 | BB_FR_428291AQ1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237766 | B_FR_12564NAJ1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237766 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237766 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237766 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237766 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000237766 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237766 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000237766 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237766 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237766 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000237767 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237767 | U.S. Treasury NotesFR_91282CLK5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237767 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237767 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237767 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237767 | Citigroup, Inc.FR_172967LW9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237767 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237767 | U.S. Bank NAFR_90331HPS6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237767 | Avolon Holdings Funding Ltd.FR_05401AAS0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237767 | Santander U.K. Group Holdings PLCFR_80281LAX3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237767 | U.S. Government Obligations_FR_3137BUX60
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237767 | _FR_67123HAA1
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000237767 | _FR_023135DB9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237767 | A_FR_26884TAV4
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000237767 | BBB_FR_12803RAA2
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000237767 | BB_FR_428291AQ1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237767 | B_FR_12564NAJ1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237767 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237767 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237767 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237767 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000237767 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237767 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000237767 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237767 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237767 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000237768 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237768 | U.S. Treasury NotesFR_91282CLK5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237768 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237768 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237768 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237768 | Citigroup, Inc.FR_172967LW9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237768 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237768 | U.S. Bank NAFR_90331HPS6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237768 | Avolon Holdings Funding Ltd.FR_05401AAS0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237768 | Santander U.K. Group Holdings PLCFR_80281LAX3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237768 | U.S. Government Obligations_FR_3137BUX60
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237768 | _FR_67123HAA1
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000237768 | _FR_023135DB9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237768 | A_FR_26884TAV4
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000237768 | BBB_FR_12803RAA2
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000237768 | BB_FR_428291AQ1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237768 | B_FR_12564NAJ1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237768 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237768 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237768 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237768 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000237768 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237768 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000237768 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237768 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237768 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000156747 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156747 | U.S. Treasury NotesFR_91282CLK5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156747 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156747 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156747 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156747 | Citigroup, Inc.FR_172967LW9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156747 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156747 | U.S. Bank NAFR_90331HPS6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156747 | Avolon Holdings Funding Ltd.FR_05401AAS0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156747 | Santander U.K. Group Holdings PLCFR_80281LAX3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156747 | U.S. Government Obligations_FR_3137BUX60
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000156747 | _FR_67123HAA1
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000156747 | _FR_023135DB9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000156747 | A_FR_26884TAV4
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000156747 | BBB_FR_12803RAA2
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000156747 | BB_FR_428291AQ1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156747 | B_FR_12564NAJ1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156747 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156747 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156747 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156747 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000156747 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156747 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000156747 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156747 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156747 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000117711 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117711 | Saia, Inc.FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117711 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117711 | UL Solutions, Inc.FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117711 | PDF Solutions, Inc.FR_693282105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117711 | Solaris Energy Infrastructure, Inc.FR_83418M103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117711 | Oceaneering International, Inc.FR_675232102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117711 | SharkNinja, Inc.FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117711 | Simpson Manufacturing Co., Inc.FR_829073105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117711 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000117711 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117711 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000117711 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000117711 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000117711 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000117711 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000117711 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000117711 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000117711 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117711 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117711 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117712 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117712 | Saia, Inc.FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117712 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117712 | UL Solutions, Inc.FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117712 | PDF Solutions, Inc.FR_693282105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117712 | Solaris Energy Infrastructure, Inc.FR_83418M103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117712 | Oceaneering International, Inc.FR_675232102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117712 | SharkNinja, Inc.FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117712 | Simpson Manufacturing Co., Inc.FR_829073105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117712 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000117712 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117712 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000117712 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000117712 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000117712 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000117712 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000117712 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000117712 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000117712 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117712 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117712 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117713 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117713 | Saia, Inc.FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117713 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117713 | UL Solutions, Inc.FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117713 | PDF Solutions, Inc.FR_693282105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117713 | Solaris Energy Infrastructure, Inc.FR_83418M103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117713 | Oceaneering International, Inc.FR_675232102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117713 | SharkNinja, Inc.FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117713 | Simpson Manufacturing Co., Inc.FR_829073105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117713 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000117713 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117713 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000117713 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000117713 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000117713 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000117713 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000117713 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000117713 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000117713 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117713 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117713 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117714 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117714 | Saia, Inc.FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117714 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117714 | UL Solutions, Inc.FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117714 | PDF Solutions, Inc.FR_693282105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117714 | Solaris Energy Infrastructure, Inc.FR_83418M103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117714 | Oceaneering International, Inc.FR_675232102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117714 | SharkNinja, Inc.FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117714 | Simpson Manufacturing Co., Inc.FR_829073105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117714 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000117714 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117714 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000117714 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000117714 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000117714 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000117714 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000117714 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000117714 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000117714 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117714 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117714 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171822 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171822 | Saia, Inc.FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171822 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171822 | UL Solutions, Inc.FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171822 | PDF Solutions, Inc.FR_693282105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171822 | Solaris Energy Infrastructure, Inc.FR_83418M103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171822 | Oceaneering International, Inc.FR_675232102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171822 | SharkNinja, Inc.FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171822 | Simpson Manufacturing Co., Inc.FR_829073105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171822 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171822 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171822 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000171822 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000171822 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000171822 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000171822 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000171822 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171822 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171822 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171822 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171822 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171820 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171820 | Saia, Inc.FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171820 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171820 | UL Solutions, Inc.FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171820 | PDF Solutions, Inc.FR_693282105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171820 | Solaris Energy Infrastructure, Inc.FR_83418M103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171820 | Oceaneering International, Inc.FR_675232102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171820 | SharkNinja, Inc.FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171820 | Simpson Manufacturing Co., Inc.FR_829073105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171820 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171820 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171820 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000171820 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000171820 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000171820 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000171820 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000171820 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171820 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171820 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171820 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171820 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171821 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171821 | Saia, Inc.FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171821 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171821 | UL Solutions, Inc.FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171821 | PDF Solutions, Inc.FR_693282105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171821 | Solaris Energy Infrastructure, Inc.FR_83418M103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171821 | Oceaneering International, Inc.FR_675232102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171821 | SharkNinja, Inc.FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171821 | Simpson Manufacturing Co., Inc.FR_829073105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171821 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171821 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171821 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000171821 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000171821 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000171821 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000171821 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000171821 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171821 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171821 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171821 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171821 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172147 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000172147 | Saia, Inc.FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000172147 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172147 | UL Solutions, Inc.FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000172147 | PDF Solutions, Inc.FR_693282105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172147 | Solaris Energy Infrastructure, Inc.FR_83418M103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000172147 | Oceaneering International, Inc.FR_675232102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172147 | SharkNinja, Inc.FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172147 | Simpson Manufacturing Co., Inc.FR_829073105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172147 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172147 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000172147 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000172147 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000172147 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000172147 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000172147 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000172147 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000172147 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000172147 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172147 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000172147 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112974 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112974 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112974 | Tower Semiconductor Ltd.FR_M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112974 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112974 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112974 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112974 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112974 | Adeia, Inc.FR_00676P107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112974 | Granite Construction, Inc.FR_387328107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112974 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112974 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000112974 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000112974 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000112974 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112974 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112974 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000112974 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000112974 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112974 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112974 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112974 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000112974 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112974 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112971 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112971 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112971 | Tower Semiconductor Ltd.FR_M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112971 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112971 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112971 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112971 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112971 | Adeia, Inc.FR_00676P107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112971 | Granite Construction, Inc.FR_387328107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112971 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112971 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000112971 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000112971 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000112971 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112971 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112971 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000112971 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000112971 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112971 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112971 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112971 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000112971 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112971 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112972 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112972 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112972 | Tower Semiconductor Ltd.FR_M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112972 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112972 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112972 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112972 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112972 | Adeia, Inc.FR_00676P107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112972 | Granite Construction, Inc.FR_387328107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112972 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112972 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000112972 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000112972 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000112972 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112972 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112972 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000112972 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000112972 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112972 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112972 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112972 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000112972 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112972 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112973 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112973 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112973 | Tower Semiconductor Ltd.FR_M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112973 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112973 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112973 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112973 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112973 | Adeia, Inc.FR_00676P107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112973 | Granite Construction, Inc.FR_387328107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112973 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112973 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000112973 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000112973 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000112973 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112973 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112973 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000112973 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000112973 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112973 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112973 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112973 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000112973 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112973 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171819 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171819 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171819 | Tower Semiconductor Ltd.FR_M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171819 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171819 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171819 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171819 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171819 | Adeia, Inc.FR_00676P107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171819 | Granite Construction, Inc.FR_387328107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171819 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171819 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000171819 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000171819 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000171819 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171819 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171819 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171819 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000171819 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171819 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000171819 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171819 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000171819 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171819 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171817 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171817 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171817 | Tower Semiconductor Ltd.FR_M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171817 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171817 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171817 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171817 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171817 | Adeia, Inc.FR_00676P107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171817 | Granite Construction, Inc.FR_387328107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171817 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171817 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000171817 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000171817 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000171817 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171817 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171817 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171817 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000171817 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171817 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000171817 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171817 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000171817 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171817 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171818 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171818 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171818 | Tower Semiconductor Ltd.FR_M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171818 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171818 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171818 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171818 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171818 | Adeia, Inc.FR_00676P107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171818 | Granite Construction, Inc.FR_387328107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171818 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171818 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000171818 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000171818 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000171818 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171818 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171818 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171818 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000171818 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171818 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000171818 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171818 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000171818 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171818 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172145 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172145 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172145 | Tower Semiconductor Ltd.FR_M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172145 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172145 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172145 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000172145 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000172145 | Adeia, Inc.FR_00676P107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000172145 | Granite Construction, Inc.FR_387328107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000172145 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000172145 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000172145 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000172145 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000172145 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000172145 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000172145 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000172145 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000172145 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172145 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000172145 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172145 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000172145 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172145 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021260 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021260 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021260 | U-Haul Holding Co.FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021260 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021260 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021260 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021260 | Crown Castle, Inc.FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021260 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021260 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021260 | Charter Communications, Inc.FR_16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021260 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000021260 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000021260 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021260 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000021260 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021260 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021260 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000021260 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021260 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021260 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021260 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021260 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021260 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021260 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021262 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021262 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021262 | U-Haul Holding Co.FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021262 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021262 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021262 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021262 | Crown Castle, Inc.FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021262 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021262 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021262 | Charter Communications, Inc.FR_16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021262 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000021262 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000021262 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021262 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000021262 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021262 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021262 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000021262 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021262 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021262 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021262 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021262 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021262 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021262 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081833 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081833 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081833 | U-Haul Holding Co.FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081833 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081833 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081833 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081833 | Crown Castle, Inc.FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081833 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081833 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081833 | Charter Communications, Inc.FR_16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081833 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000081833 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000081833 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000081833 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000081833 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000081833 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000081833 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000081833 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000081833 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000081833 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000081833 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000081833 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000081833 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081833 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021263 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021263 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021263 | U-Haul Holding Co.FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021263 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021263 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021263 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021263 | Crown Castle, Inc.FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021263 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021263 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021263 | Charter Communications, Inc.FR_16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021263 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000021263 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000021263 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021263 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000021263 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021263 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021263 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000021263 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021263 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021263 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021263 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021263 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021263 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021263 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156749 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156749 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156749 | U-Haul Holding Co.FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156749 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156749 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156749 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156749 | Crown Castle, Inc.FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156749 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156749 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156749 | Charter Communications, Inc.FR_16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156749 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000156749 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000156749 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000156749 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000156749 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000156749 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000156749 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000156749 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156749 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000156749 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000156749 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000156749 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000156749 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156749 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000149082 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_3.592622_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000149082 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149082 | Sculptor CLO XXX Ltd.FR_81124NBA7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149082 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149082 | Hungary Government BondsFR_BMFLG1II1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000149082 | Bonos de la Tesoreria de la Republica en pesosFR_ACI13NCW6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149082 | Colombia TESFR_ACI2Z7LJ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149082 | Sound Point CLO 35 Ltd.FR_83607PAY3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149082 | Dryden 95 CLO Ltd.FR_262487AQ4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149082 | LCM 41 Ltd.FR_501971AW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000149082 | U.S. Government Obligations_FR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000149082 | AAA_FR_4581X0EH7
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000149082 | AA_FR_66989HAU2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149082 | _FR_ACI34TBL3
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000149082 | _FR_808513CM5
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000149082 | _FR_BVDF2RII4
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000149082 | _FR_Y70908AA9
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000149082 | CCC and Below_FR_40010PAC2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149082 | _FR_ACI2SS6L7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000149082 | _FR_37331NAW1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000149082 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000149082 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000149082 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149082 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000149082 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000149082 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000149082 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000149082 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000149082 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149082 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000149082 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000149084 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_3.592622_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000149084 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149084 | Sculptor CLO XXX Ltd.FR_81124NBA7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149084 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149084 | Hungary Government BondsFR_BMFLG1II1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000149084 | Bonos de la Tesoreria de la Republica en pesosFR_ACI13NCW6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149084 | Colombia TESFR_ACI2Z7LJ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149084 | Sound Point CLO 35 Ltd.FR_83607PAY3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149084 | Dryden 95 CLO Ltd.FR_262487AQ4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149084 | LCM 41 Ltd.FR_501971AW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000149084 | U.S. Government Obligations_FR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000149084 | AAA_FR_4581X0EH7
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000149084 | AA_FR_66989HAU2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149084 | _FR_ACI34TBL3
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000149084 | _FR_808513CM5
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000149084 | _FR_BVDF2RII4
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000149084 | _FR_Y70908AA9
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000149084 | CCC and Below_FR_40010PAC2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149084 | _FR_ACI2SS6L7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000149084 | _FR_37331NAW1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000149084 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000149084 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000149084 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149084 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000149084 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000149084 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000149084 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000149084 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000149084 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149084 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000149084 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000149085 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_3.592622_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000149085 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149085 | Sculptor CLO XXX Ltd.FR_81124NBA7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149085 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149085 | Hungary Government BondsFR_BMFLG1II1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000149085 | Bonos de la Tesoreria de la Republica en pesosFR_ACI13NCW6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149085 | Colombia TESFR_ACI2Z7LJ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149085 | Sound Point CLO 35 Ltd.FR_83607PAY3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149085 | Dryden 95 CLO Ltd.FR_262487AQ4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149085 | LCM 41 Ltd.FR_501971AW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000149085 | U.S. Government Obligations_FR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000149085 | AAA_FR_4581X0EH7
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000149085 | AA_FR_66989HAU2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149085 | _FR_ACI34TBL3
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000149085 | _FR_808513CM5
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000149085 | _FR_BVDF2RII4
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000149085 | _FR_Y70908AA9
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000149085 | CCC and Below_FR_40010PAC2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149085 | _FR_ACI2SS6L7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000149085 | _FR_37331NAW1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000149085 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000149085 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000149085 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149085 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000149085 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000149085 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000149085 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000149085 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000149085 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149085 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000149085 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000263010 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_3.592622_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000263010 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000263010 | Sculptor CLO XXX Ltd.FR_81124NBA7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263010 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263010 | Hungary Government BondsFR_BMFLG1II1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000263010 | Bonos de la Tesoreria de la Republica en pesosFR_ACI13NCW6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263010 | Colombia TESFR_ACI2Z7LJ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263010 | Sound Point CLO 35 Ltd.FR_83607PAY3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263010 | Dryden 95 CLO Ltd.FR_262487AQ4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263010 | LCM 41 Ltd.FR_501971AW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000263010 | U.S. Government Obligations_FR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000263010 | AAA_FR_4581X0EH7
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000263010 | AA_FR_66989HAU2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000263010 | _FR_ACI34TBL3
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000263010 | _FR_808513CM5
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000263010 | _FR_BVDF2RII4
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000263010 | _FR_Y70908AA9
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000263010 | CCC and Below_FR_40010PAC2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000263010 | _FR_ACI2SS6L7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000263010 | _FR_37331NAW1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263010 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000263010 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000263010 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263010 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000263010 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000263010 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000263010 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000263010 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000263010 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000263010 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000263010 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000122141 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122141 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122141 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122141 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122141 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122141 | Steel Dynamics, Inc.FR_858119100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122141 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122141 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122141 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122141 | Citizens Financial Group, Inc.FR_174610105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122141 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000122141 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000122141 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000122141 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000122141 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122141 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000122141 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000122141 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000122141 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122141 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122141 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122141 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122141 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000122142 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122142 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122142 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122142 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122142 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122142 | Steel Dynamics, Inc.FR_858119100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122142 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122142 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122142 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122142 | Citizens Financial Group, Inc.FR_174610105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122142 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000122142 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000122142 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000122142 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000122142 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122142 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000122142 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000122142 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000122142 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122142 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122142 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122142 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122142 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000122143 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122143 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122143 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122143 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122143 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122143 | Steel Dynamics, Inc.FR_858119100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122143 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122143 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122143 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122143 | Citizens Financial Group, Inc.FR_174610105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122143 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000122143 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000122143 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000122143 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000122143 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122143 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000122143 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000122143 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000122143 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122143 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122143 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122143 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122143 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000122144 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122144 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122144 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122144 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122144 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122144 | Steel Dynamics, Inc.FR_858119100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122144 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122144 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122144 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122144 | Citizens Financial Group, Inc.FR_174610105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122144 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000122144 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000122144 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000122144 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000122144 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122144 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000122144 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000122144 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000122144 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122144 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122144 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122144 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122144 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156763 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156763 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156763 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156763 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156763 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156763 | Steel Dynamics, Inc.FR_858119100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156763 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156763 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156763 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156763 | Citizens Financial Group, Inc.FR_174610105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156763 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000156763 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000156763 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000156763 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000156763 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156763 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000156763 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000156763 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000156763 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156763 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000156763 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156763 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156763 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241771 | Bank of America Corp.FR_06051GLV9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241771 | First National Master Note TrustFR_32113CBY5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241771 | American Credit Acceptance Receivables TrustFR_02528FAA3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241771 | Toyota Industries Commercial Finance IncFR_89232MGD0_0.000000_2026-07-13
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241771 | Bayer CorpFR_07273MGL4_0.000000_2026-07-20
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241771 | Liberty Street Funding LLCFR_53127UKL3_0.000000_2026-10-20
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241771 | National Bank of CanadaFR_63307MLD9_0.000000_2026-11-13
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241771 | Avis Budget Rental Car Funding AESOP LLCFR_05377RHC1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241771 | Avis Budget Rental Car Funding AESOP LLCFR_05377RGU2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241771 | Hertz Vehicle Financing III LPFR_42806MAE9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | AAA_FR_34528EAA9
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000241771 | _FR_08862GAB0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241771 | A_FR_263534CQ0
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000241771 | BBB_FR_286181AH5
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000241771 | _FR_05452AAA7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241771 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241771 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000241771 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000241771 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000241771 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000241768 | Bank of America Corp.FR_06051GLV9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241768 | First National Master Note TrustFR_32113CBY5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241768 | American Credit Acceptance Receivables TrustFR_02528FAA3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241768 | Toyota Industries Commercial Finance IncFR_89232MGD0_0.000000_2026-07-13
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241768 | Bayer CorpFR_07273MGL4_0.000000_2026-07-20
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241768 | Liberty Street Funding LLCFR_53127UKL3_0.000000_2026-10-20
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241768 | National Bank of CanadaFR_63307MLD9_0.000000_2026-11-13
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241768 | Avis Budget Rental Car Funding AESOP LLCFR_05377RHC1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241768 | Avis Budget Rental Car Funding AESOP LLCFR_05377RGU2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241768 | Hertz Vehicle Financing III LPFR_42806MAE9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | AAA_FR_34528EAA9
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000241768 | _FR_08862GAB0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241768 | A_FR_263534CQ0
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000241768 | BBB_FR_286181AH5
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000241768 | _FR_05452AAA7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241768 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241768 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000241768 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000241768 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000241768 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000080716 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000080716 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000080716 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000080716 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000080716 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000080716 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000080716 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080716 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000080716 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080716 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080716 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000080716 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000080716 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080716 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000080716 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000080716 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000080716 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000080716 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080716 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000080716 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080716 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000080718 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000080718 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000080718 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000080718 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000080718 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000080718 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000080718 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080718 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000080718 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080718 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080718 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000080718 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000080718 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080718 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000080718 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000080718 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000080718 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000080718 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080718 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000080718 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080718 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081840 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000081840 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000081840 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000081840 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000081840 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000081840 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000081840 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081840 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000081840 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081840 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081840 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000081840 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000081840 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000081840 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000081840 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000081840 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000081840 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000081840 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081840 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081840 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081840 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000080720 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000080720 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000080720 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000080720 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000080720 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000080720 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000080720 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080720 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000080720 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080720 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080720 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000080720 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000080720 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080720 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000080720 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000080720 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000080720 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000080720 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080720 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000080720 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080720 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228027 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000228027 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000228027 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000228027 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228027 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000228027 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000228027 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228027 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228027 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228027 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228027 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000228027 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228027 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000228027 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000228027 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000228027 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000228027 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000228027 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228027 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228027 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228027 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000110015 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000110015 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000110015 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000110015 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000110015 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000110015 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000110015 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110015 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110015 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110015 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110015 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000110015 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000110015 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000110015 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000110015 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000110015 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000110015 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000110015 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110015 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000110015 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000110015 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%

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[13]	Percentage rounds to less than 0.1% or (0.1)%.
[14]	Percentage rounds to less than 0.1% or (0.1)%.
[15]	Percentage rounds to less than 0.1% or (0.1)%.
[16]	Percentage rounds to less than 0.1% or (0.1)%.
[17]	Percentage rounds to less than 0.1% or (0.1)%.
[18]	Percentage rounds to less than 0.1% or (0.1)%.
[19]	Percentage rounds to less than 0.1% or (0.1)%.
[20]	Percentage rounds to less than 0.1% or (0.1)%.
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[22]	Percentage rounds to less than 0.1% or (0.1)%.